POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS
Post-employment benefits
The cost of providing benefits is determined using the projected unit credit method with actuarial valuations being carried out at the end of each annual reporting period. All remeasurements of the defined benefit obligation, such as actuarial gains and losses and return on plan assets, are recognised directly in other comprehensive income. Remeasurements recognised in other comprehensive income are reflected immediately in retained earnings and are not reclassified to profit or loss. Service costs are presented within cost of sales, selling and distribution expenses and administrative expenses in the consolidated income statement. Past service costs are recognised immediately within cost of sales, selling and distribution expenses and administrative expenses in the consolidated income statement. The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. Net interest cost is presented within finance costs or finance income, as applicable, in the consolidated income statement. The defined benefit obligation recognised in the consolidated statement of financial position represents the present value of the estimated future cash outflows, using interest rates of high quality corporate bonds which have terms to maturity approximating the terms of the related liability.
For termination benefits the Group recognises termination benefits at the earlier of the following dates: (1) when the Group can no longer withdraw the offer of those benefits and (2) when the Group recognises costs for a restructuring that is within the scope of IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Termination benefits are payable whenever an employee’s employment is terminated before the normal retirement date or whenever an employee accepts voluntary redundancy in exchange for those benefits.
The following table summarises our non-current employee benefit liabilities as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Retirement benefit obligation	251	178
Other employee benefit liabilities	32	43
Total non-current employee benefit liabilities	283	221
Defined benefit plans
The Group sponsors a number of defined benefit pension plans in Belgium, France, Germany, Great Britain, Luxembourg and Norway, of which the Great Britain plan (GB Scheme) and Germany plans (Pension Plan 1 and Pension Plan 2) are the most significant.
The GB Scheme’s defined benefit obligation includes benefits for current employees, former employees and current pensioners. The level of benefits provided (funded final salary pension) depends on the member’s length of service and salary at retirement age. Part of the pension may be exchanged for a tax free cash lump sum. The GB Scheme was closed to new members with effect from 1 October 2005 and is administered by a separate board of trustees, which is legally separate from the Group. The board of trustees is composed of representatives of both the employer and employees. The board of trustees is required by law to act in the interest of all relevant beneficiaries and is responsible for the investment policy with regard to the assets plus the day to day administration of the benefits.
A full actuarial valuation of the GB Scheme occurs on a triennial basis by a qualified external actuary, which is used as the basis of determining the Group’s future contributions to the plan. The latest triennial valuation was carried out as at 5 April 2019 and has been updated to 31 December 2020 to reflect our defined benefit obligation, for known events and changes in market conditions as allowed under IAS 19, “Employee Benefits”. Following the 2019 triennial actuarial results and in light of the funding status of the plan, it was agreed between the Group and the trustees of the GB Scheme that the annual additional £13 million funding requirement, which had previously been determined as an outcome of the 2016 triennial valuation, will be discontinued.
On 8 October 2020, the Group announced a proposal to close the GB Scheme to future accrual on 31 March 2021 with affected employees being offered enrolment in the Group’s defined contribution scheme. The proposal, if implemented, would result in members moving from active to deferred status, with pension increases to retirement from that date being based on the GB Scheme’s deferred revaluation rates which are linked to the consumer price index (CPI). As at 31 December 2020, the consultation period with employee representatives was still open without a final agreement and therefore no prior service cost has been recognised in these consolidated financial statements.
Germany’s defined benefit pension plans are open to existing members but closed to new entrants. The defined benefit includes benefits for current employees, former employees and current pensioners. Pension Plan 1 has elements of a final salary pension for past service and a career average formula for new accruals. It is funded through a support fund administered by an insurance company. Pension Plan 2 is administered by the Group with the plan being covered by a contractual trust arrangement (CTA) and a single reinsurance contract. The Group is responsible for paying obligations. There is no external board of trustees. The insurer shares some responsibility for plan assets, investment policy and administration. The latest annual valuation for Plan 1 was 31 December 2019 updated to the balance sheet date of these consolidated financial statements and for Plan 2 it was 31 December 2020.
Risks
The Group’s defined benefit pension schemes expose the Group to a number of risks, including:
•Asset volatility – the plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if assets underperform this yield, a deficit would occur. Some of our plans hold a significant proportion of growth assets (equities and property) which, though expected to outperform corporate bonds in the long term, create volatility and risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given each scheme’s long-term objectives.
•Changes in bond yields – a decrease in corporate bond yields will increase the defined benefit liability, although this will be partially offset by an increase in the value of the plan’s bond holdings.
•Inflation risk – a significant proportion of our benefit obligations are linked to inflation and higher inflation will lead to higher liabilities (although, in most cases, caps on the level of inflationary increases are in place to protect against extreme inflation). The majority of the assets are either unaffected by or only loosely correlated with inflation, meaning that an increase in inflation will also increase the deficit.
•Life expectancy – the majority of our plans have an obligation to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the defined benefit liabilities.
Benefit costs
The following table summarises the expense related to pension plans recognised in the consolidated income statement for the years presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Service cost	52	46	52
Past service cost	—	3	—
Net interest cost	2	1	1
Administrative expenses	2	2	2
Total cost	56	52	55
Other comprehensive income
The following table summarises the changes in other comprehensive income related to our pension plans for the years presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Actuarial (gain)/loss on defined benefit obligation arising during the period	160	282	(120)
Return on plan assets (greater)/less than discount rate	(89)	(203)	118
Net charge to other comprehensive income	71	79	(2)
Benefit obligation and fair value of plan assets
The following table summarises the changes in the pension plan benefit obligation and the fair value of plan assets for the periods presented:

	31 December 2020	31 December 2019
	€ million	€ million
Reconciliation of benefit obligation:
Benefit obligation at beginning of plan year	2,236	1,872
Service cost	52	46
Past service cost	—	3
Interest costs on defined benefit obligation	34	44
Plan participants contribution	71	26
Actuarial loss/(gain) - experience	(7)	(13)
Actuarial loss/(gain) - demographic assumptions	—	11
Actuarial loss/(gain) - financial assumptions	169	284
Benefit payments	(121)	(111)
Administrative expenses	2	2
Currency translation adjustments	(96)	72
Benefit obligation at end of plan year	2,340	2,236
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of plan year	2,096	1,804
Interest income on plan assets	32	43
Return on plan assets greater/(less) than discount rate	89	203
Plan participants contributions	71	26
Employer contributions	52	61
Benefit payments	(121)	(111)
Currency translation adjustment	(87)	70
Fair value of plan assets at end of plan year	2,132	2,096
Timing of benefit payments
The weighted average duration of the defined benefit plan obligation as at 31 December 2020 is 21 years, including 23 years for the GB Scheme and 16 years for Germany plans.
Retirement benefit status
The following table summarises the retirement benefit status of pension plans as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Net benefit status:
Present value of obligation	(2,340)	(2,236)
Fair value of assets	2,132	2,096
Net benefit status:	(208)	(140)
Retirement benefit surplus	43	38
Retirement benefit obligation	(251)	(178)
The GB Scheme and Germany plans represented approximately 74.1% and 15.9% of the present value of the obligation and 73.6% and 18.0% of the fair value of assets as at 31 December 2020, respectively.
The surplus for 2020 and 2019, which is primarily related to Germany Pension Plan 2, is recognised on the balance sheet on the basis that the Group is entitled to a refund of any remaining assets once all members have left the plan. Refer to Note 23.
Actuarial assumptions
The following tables summarise the weighted average actuarial assumptions used to determine the benefit obligations of pension plans as at the dates presented:

	31 December 2020	31 December 2019
Financial assumptions	%	%
Discount rate	1.3	1.7
Rate of compensation increase	2.7	2.9
Rate of price inflation	2.6	2.7

Demographic assumptions (weighted average)(A)	31 December 2020	31 December 2019
Retiring at the end of the reporting period
Male	21.3	21.2
Female	24.0	23.8
Retiring 15 years after the end of the reporting period
Male	22.4	22.2
Female	25.1	24.9
(A)These assumptions translate into an average life expectancy in years, post-retirement, for an employee retiring at age 65.
The following table summarises the sensitivity of the defined benefit obligation to changes in the weighted average principal assumptions for the periods presented:

	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption		Decrease in assumption
Principal assumptions		2020	2019	2020	2019
Discount rate	0.5%	(9.1)	(9.3)	10.4	10.6
Rate of compensation increase	0.5%	2.3	2.4	(2.1)	(2.2)
Rate of price inflation	0.5%	7.3	7.6	(7.9)	(8.5)
Mortality rates	1 year	3.4	3.4	(3.5)	(3.5)
The sensitivity analyses have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in a significant assumption, keeping all other assumptions constant. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.
Pension plan assets
There are formal investment policies for the assets associated with our pension plans. Policy objectives include (1) maximising long-term return at acceptable risk levels; (2) diversifying among asset classes, if appropriate, and among investment managers; and (3) establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk, including quality and diversification standards. Asset allocation targets are based on periodic asset liability and/or risk budgeting study results, which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.
The following tables summarise pension plan assets measured at fair value as at the dates presented:

	Total 31 December 2020	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities(A)	186	186	—
Fixed-income securities:(B)
Corporate bonds and notes	80	51	29
Government bonds	1,196	1,196	—
Cash and other short-term investments(C)	114	112	2
Other investments:
Real estate funds(D)	312	31	281
Insurance contracts(E)	230	—	230
Derivatives(F)	14	—	14
Total	2,132	1,576	556

	Total 31 December 2019	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities(A)	1,024	1,024	—
Fixed-income securities:(B)
Corporate bonds and notes	75	48	27
Government bonds	445	445	—
Cash and other short-term investments(C)	20	20	—
Other investments:
Real estate funds(D)	329	34	295
Insurance contracts(E)	203	—	203
Total	2,096	1,571	525
(A)Equity securities are comprised of the following investment types: (1) ordinary shares; (2) preference shares; and (3) common trust funds and collective funds. Investments in ordinary and preference shares are valued using quoted market prices multiplied by the number of shares owned. Investments in common trust funds and collective funds are valued at the net asset value per share, which is calculated based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.
(B)Investments other than those held in common trust funds and collective funds are valued using a market approach. The value of such assets is primarily sourced from broker quotes in active markets. Bonds are held mainly in the currency of the geography of the plan.
(C)Cash and other short-term investments are valued at €1.00/unit, which approximates fair value. Amounts are generally invested in cash, actively managed common trust funds or interest bearing accounts.
(D)Real estate funds, mainly related to the GB Scheme, are valued at the net asset value per share. For quoted funds, the calculation is based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date. For unquoted funds, this is calculated using the most recent partnership financial reports, adjusted, as appropriate, for any lag between the date of the financial reports and the measurement date (as at 31 December 2020, it is not probable that these investments will be sold at an amount other than net asset value).
(E)Insurance contracts exactly match the amount and timing of certain benefits, therefore the fair value of these insurance policies is deemed to be the present value of the related obligations. The significant majority of these are reinsurance contracts relating to benefit arrangements in Germany.
(F)Derivatives are comprised of 1) futures valued using daily quoted prices and 2) total return swaps valued using mostly observable market data inputs.

Contributions
To support a long-term funding arrangement, during 2019 the Group entered into a partnership agreement with the GB Scheme, the CCEP Scottish Limited Partnership (the Partnership). Certain property assets in Great Britain, with a market value of £171 million were transferred into the Partnership and subsequently leased back to the Group’s operating subsidiary in Great Britain. The GB Scheme receives semi-annual distributions from the Partnership, increasing each year at a fixed cumulative rate of 3% through to 2034. The Group exercises control over the Partnership and as such it is fully consolidated in these consolidated financial statements. Under IAS 19, the investment held by the GB Scheme in the Partnership does not represent a plan asset for the purposes of these consolidated financial statements. Similarly, the associated liability is not included in the consolidated statement of financial position, rather the distributions are recognised when paid as a contribution to the plan assets of the scheme.
Contributions to pension plans totalled €52 million, €61 million and €56 million during the years ended 31 December 2020, 31 December 2019 and 31 December 2018, respectively. Included within the 2020 contribution is €9.6 million relating to the Partnership agreement. The Group expects to make contributions of €49 million for the full year ending 31 December 2021.
Other employee benefit liabilities
In certain territories, the Group has an early retirement programme designed to create an incentive for employees, within a certain age group, to transition from (full or part time) employment into retirement before their legal retirement age. Furthermore, the Group also sponsors deferred compensation plans in other territories. The current portion of these liabilities totalled €13 million and €17 million as at 31 December 2020 and 31 December 2019, respectively, and is included within the current portion of employee benefit liabilities. The non-current portion of these liabilities totalled €32 million and €43 million as at 31 December 2020 and 31 December 2019, respectively, and is included within employee benefit liabilities.
Defined contribution plansThe Group sponsors a number of defined contribution plans across its territories. Contributions payable for the period are charged to the consolidated income statement as an operating expense for defined contribution plans. Contributions to these plans totalled €34 million for each of the years ended 31 December 2020, 31 December 2019 and 31 December 2018.